Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current assets [abstract]
Other Non-Current Assets
14. OTHER NON-CURRENT ASSETS

	December 31, 2025	December 31, 2024
Non-current prepaids	$23	$23
Contingent Consideration	36	37
Escrow funds	10	6
Investment in Galleon Gold	27	—
Galleon Gold Credit Facility	8	—
Non-current receivables	12	—
Other	3	6
	$119	$72
Contingent Consideration
On December 2, 2024, the Company completed the disposition of its 100% interest in La Arena to Zijin Mining Group Co., Ltd. ("Zijin"). In accordance with the share purchase agreement for the sale, Zijin granted the Company Contingent Consideration of $50 million payable in cash contingent upon the commencement of commercial production from the La Arena II project.
Upon initial recognition, the Company recorded the contingent consideration at a fair value of $37 million, estimated using a DCF. In accordance with IFRS 9 - Financial Instruments, the fair value is to be re-measured at the end of each reporting period with changes recognized in the SOE. The fair value of the contingent consideration as at December 31, 2025 was determined to be $36 million (December 31, 2024 - $37 million), and the change in the fair value during the years ended December 31, 2025 of $1 million loss (2024 - $nil) was recorded to Other expense/income.
Galleon Gold Corp
During the year ended December 31, 2025, the Company made three investments in Galleon Gold Corp ("Galleon") to finance Galleon's exploration activities on its West Cache Gold Project with a planned 86,500-tonne bulk sample program.
The investments consist of the following components:
•$6 million (CAD$8 million) convertible debenture;
•the purchase of 18,750,000 common shares and 9,375,000 common share purchase warrants for an aggregate $8 million (CAD$11 million), acquired through a private placement; and
•$34 million (CAD$46 million) non-revolving credit facility, $8 million (CAD$11 million) of which was drawn upon as at December 31, 2025.
The Company evaluated and concluded that through these investments, it has the ability to influence Galleon's operating and financial policies, and accordingly has significant influence over Galleon, but not control or joint control. The common shares, warrants and convertible debenture have all been recorded as components of the Company’s cost of the investment in associate using the equity method in accordance with IAS 28 based on their respective fair values on the date significant influence was obtained (December 29, 2025). As at December 31,
2025, the Company holds approximately 15% of Galleon’s issued and outstanding common shares with a fair market value of $15 million.